Intangible assets	12 Months Ended
Mar. 31, 2023
Intangible assets.
Intangible assets

10. Intangible assets

The statement of financial position contains significant intangible assets, mainly in relation to goodwill and licences and spectrum. Goodwill, which arises when we acquire a business and pay a higher amount than the fair value of its net assets primarily due to the synergies we expect to create, is not amortised but is subject to annual impairment reviews. Licences and spectrum are amortised over the life of the licence. For further details see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation ‘ to the consolidated financial statements.

Accounting policies

Identifiable intangible assets are recognised when the Group controls the asset, it is probable that future economic benefits attributed to the asset will flow to the Group and the cost of the asset can be reliably measured. Identifiable intangible assets are recognised at fair value when the Group completes a business combination. The determination of the fair values of the separately identified intangibles, is based, to a considerable extent, on management’s judgement.

Goodwill

Goodwill arising on the acquisition of an entity represents the excess of the cost of acquisition over the Group’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities of the entity recognised at the date of acquisition.

Goodwill is initially recognised as an asset at cost and is subsequently measured at cost less any accumulated impairment losses. Goodwill is not subject to amortisation but is tested for impairment annually or whenever there is evidence that it may be impaired. Goodwill is denominated in the currency of the acquired entity and revalued to the closing exchange rate at each reporting period date.

Negative goodwill arising on an acquisition is recognised directly in the income statement.

On disposal of a subsidiary or a joint arrangement, the attributable amount of goodwill is included in the determination of the profit or loss recognised in the income statement on disposal.

Finite lived intangible assets

Intangible assets with finite lives are stated at acquisition or development cost, less accumulated amortisation. The amortisation period and method is reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortisation period or method, as appropriate, and are treated as changes in accounting estimates.

Licence and spectrum fees

Amortisation periods for licence and spectrum fees are determined primarily by reference to the unexpired licence period, the conditions for licence renewal and whether licences are dependent on specific technologies. Amortisation is charged to the income statement on a straight-line basis over the estimated useful lives from the commencement of related network services.

Computer software

Computer software comprises software purchased from third parties as well as the cost of internally developed software. Computer software licences are capitalised on the basis of the costs incurred to acquire and bring into use the specific software. Costs that are directly associated with the production of identifiable and unique software products controlled by the Group, and are probable of producing future economic benefits, are recognised as intangible assets. Direct costs of software development include employee costs and directly attributable overheads.

Software integral to an item of hardware equipment is classified as property, plant and equipment.

Costs associated with maintaining software programs are recognised as an expense when they are incurred.

Amortisation is charged to the income statement on a straight-line basis over the estimated useful life from the date the software is available for use.

10. Intangible assets (continued)

Other intangible assets

Other intangible assets, including brands and customer bases, are recorded at fair value at the date of acquisition. Amortisation is charged to the income statement, over the estimated useful lives of intangible assets from the date they are available for use, on a straight-line basis. The amortisation basis adopted for each class of intangible asset reflects the Group’s consumption of the economic benefit from that asset.

Estimated useful lives

The estimated useful lives of finite lived intangible assets are as follows:

Licence and spectrum fees	3 – 40 years
Computer software	3 – 5 years
Brands	1 – 30 years
Customer bases	2 – 37 years

		Licence and	Computer	Customer
	Goodwill	spectrum fees	software	bases	Other	Total
	€m	€m	€m	€m	€m	€m
Cost
1 April 2021	99,364	33,528	17,833	12,308	466	163,499
Exchange movements	(21)	(148)	(60)	80	1	(148)
Arising on acquisition	(10)	–	–	54	–	44
Additions	–	901	2,727	–	7	3,635
Disposals	–	(356)	(2,823)	–	(1)	(3,180)
Other	–	1	36	–	(10)	27
31 March 2022	99,333	33,926	17,713	12,442	463	163,877
Adoption of IAS 29	1,564	1,099	408	110	87	3,268
1 April 2022 brought forward	100,897	35,025	18,121	12,552	550	167,145
Exchange movements	(783)	(1,270)	(504)	(240)	(53)	(2,850)
Disposal of subsidiaries	(3,939)	(443)	(348)	(458)	(4)	(5,192)
Additions	–	439	2,804	–	7	3,250
Disposals	–	(2)	(1,831)	–	(1)	(1,834)
Hyperinflation impacts	729	557	232	51	40	1,609
31 March 2023	96,904	34,306	18,474	11,905	539	162,128
Accumulated impairment losses and amortisation
1 April 2021	67,633	22,043	12,496	7,324	454	109,950
Exchange movements	(184)	(35)	(72)	70	1	(220)
Amortisation charge for the year	–	1,306	2,225	509	4	4,044
Disposals	–	(351)	(2,821)	–	(1)	(3,173)
Other	–	–	39	–	(7)	32
31 March 2022	67,449	22,963	11,867	7,903	451	110,633
Adoption of IAS 29	1,564	829	390	110	87	2,980
1 April 2022 brought forward	69,013	23,792	12,257	8,013	538	113,613
Exchange movements	(414)	(846)	(351)	(231)	(50)	(1,892)
Disposal of subsidiaries	(39)	(147)	(180)	(80)	(2)	(448)
Amortisation charge for the year	–	1,133	2,343	554	1	4,031
Disposals	–	(2)	(1,814)	–	(1)	(1,817)
Hyperinflation impacts	729	407	207	51	40	1,434
31 March 2023	69,289	24,337	12,462	8,307	526	114,921

Net book value
31 March 2022	31,884	10,963	5,846	4,539	12	53,244
31 March 2023	27,615	9,969	6,012	3,598	13	47,207

For licences and spectrum fees and other intangible assets, amortisation is included within the cost of sales line within the consolidated income statement. Included in the net book value of computer software are assets in the course of construction, which are not depreciated, with a cost of €1,451 million (2022: €1,955 million).

10. Intangible assets (continued)

The net book value and expiry dates of the most significant licences are as follows:

		2023	2022
	Expiry dates	€m	€m
Germany	2025/2033/2040	2,979	3,270
Italy	2029/2037	3,123	3,415
UK	2023/2033/2038/2041	1,055	1,209
Spain	2028/2030/2031/2038/2041	758	809

The remaining amortisation period for each of the licences in the table above corresponds to the expiry date of the respective licence. A summary of the Group’s most significant spectrum licences can be found on page 241.